UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Richard A. Nunn
Title:   Chief Compliance Officer
Phone:   713-789-9060
Signature, Place, and Date of Signing:

_____________________     Houston, Texas     November 9, 2010
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:43
Form 13F Information Table Value Total:$54,349,000


List of Other Included Managers:

No.   13F File Number        Name


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                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1919    22132 SH       SOLE                        0    22132        0
ABBOTT LABS                    COM              002824100     2352    45026 SH       SOLE                        0    45026        0
AMGEN INC                      COM              031162100      796    14450 SH       SOLE                        0    14450        0
ANADARKO PETROLEUM CORP        COM              032511107     1764    30925 SH       SOLE                        0    30925        0
ASPEN INSURANCE HOLDINGS LTD 7 PREFERRED STOCKS G05384139      503    20750 SH       SOLE                        0    20750        0
AVNET INC                      COM              053807103      505    18708 SH       SOLE                        0    18708        0
BED BATH & BEYOND INC          COM              075896100      625    14405 SH       SOLE                        0    14405        0
CELGENE CORP                   COM              151020104     2349    40779 SH       SOLE                        0    40779        0
CENTURY PETE CORP              COM              156661100        0    40000 SH       SOLE                        0    40000        0
CISCO SYSTEMS INC              COM              17275R102     1775    81035 SH       SOLE                        0    81035        0
COCA COLA CO                   COM              191216100     2272    38820 SH       SOLE                        0    38820        0
CONOCO PHILLIPS                COM              20825C104     2589    45074 SH       SOLE                        0    45074        0
CULLEN FROST BANKERS INC       COM              229899109      264     4900 SH       SOLE                        0     4900        0
E M C CORP MASS                COM              268648102     2603   128157 SH       SOLE                        0   128157        0
EXXON MOBIL CORP               COM              30231G102     3899    63108 SH       SOLE                        0    63108        0
GENERAL ELEC CO                COM              369604103      995    61202 SH       SOLE                        0    61202        0
H C C INSURANCE HOLDINGS INC   COM              404132102     2017    77305 SH       SOLE                        0    77305        0
HALLIBURTON CO                 COM              406216101      244     7368 SH       SOLE                        0     7368        0
HENRY JACK & ASSOC INC         COM              426281101     1101    43190 SH       SOLE                        0    43190        0
HESS CORP                      COM              42809H107      647    10947 SH       SOLE                        0    10947        0
HONEYWELL INTL INC             COM              438516106     1900    43240 SH       SOLE                        0    43240        0
HUGOTON RTY TR TEX             COM              444717102      762    38100 SH       SOLE                        0    38100        0
I B M                          COM              459200101     3171    23640 SH       SOLE                        0    23640        0
ING GROEP NV                   PREFERRED STOCKS 456837509      389    17300 SH       SOLE                        0    17300        0
INTEL CORP                     COM              458140100     1060    55185 SH       SOLE                        0    55185        0
J P MORGAN CHASE & CO          COM              46625H100      259     6800 SH       SOLE                        0     6800        0
JOHNSON & JOHNSON              COM              478160104     1823    29430 SH       SOLE                        0    29430        0
MARAUDER RES EAST COAST INC    COM              565897105       11   277500 SH       SOLE                        0   277500        0
MASCO CORP                     COM              574599106      211    19130 SH       SOLE                        0    19130        0
MERRILL LYNCH SERIES E TRUST 7 PREFERRED STOCKS 59021K205      530    21400 SH       SOLE                        0    21400        0
MISSION NEWENERGY LTD          COM              BLANK BLA       22   100000 SH       SOLE                        0   100000        0
NVIDIA CORP                    COM              67066G104      911    77955 SH       SOLE                        0    77955        0
PEPSICO INC                    COM              713448108      475     7151 SH       SOLE                        0     7151        0
PFIZER INC                     COM              717081103     1028    59865 SH       SOLE                        0    59865        0
PIONEER NATURAL RESOURCES CO   COM              723787107     1356    20850 SH       SOLE                        0    20850        0
PROSPERITY BANCSHARES INC      COM              743606105     1035    31865 SH       SOLE                        0    31865        0
RUSH ENTERPRISES INC CL A      COM              781846209     2203   143600 SH       SOLE                        0   143600        0
SCHLUMBERGER                   COM              806857108      906    14698 SH       SOLE                        0    14698        0
TEVA PHARMACEUTICAL INDS LTDAD COM              881624209     4229    80165 SH       SOLE                        0    80165        0
TEXAS INSTRUMENTS INC          COM              882508104      304    11200 SH       SOLE                        0    11200        0
U G I CORP                     COM              902681105     1042    36405 SH       SOLE                        0    36405        0
VULCAN MATERIALS CO            COM              929160109      993    26895 SH       SOLE                        0    26895        0
WELLS FARGO & CO               COM              949746101      510    20322 SH       SOLE                        0    20322        0

     LINE COUNT: 43




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